Other Income, Net	12 Months Ended
Dec. 31, 2025
OTHER INCOME, NET [Abstract]
Other Income, Net
7.	OTHER INCOME, NET
The following table summarizes the Sohu Group’s other income/(expense) (in thousands):

	Year Ended December 31,
	2023	2024	2025
Rental income	$7,530	$9,723	$9,638
Investment income from short-term investments	4,709	6,027	5,645
Investment income/(loss) from long-term investments	1,707	(310)	535
Tax refund	2,486	1,574	496
Government grant	17,486	6,184	146
Impairment loss on equity investments	(283)	0	0
Donations	0	(854)	(192)
Others	2,111	(200)	282

	$35,746	$22,144	$16,550